Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000219507 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market Stars Fund
Class Name	Polar Capital Emerging Market Stars Fund
Trading Symbol	POLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Net Assets	$ 187,847,057
Holdings Count | Holding	54
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$187,847,057%
Total number of portfolio holdings	54%
Portfolio turnover rate	21%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
China	21.6%
India	19.0%
Taiwan	18.1%
South Korea	9.4%
Brazil	9.3%
South Africa	3.8%
Vietnam	3.8%
Mexico	2.8%
Hong Kong	2.6%
Other	9.7%

C000240614 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital Emerging Market ex-China Stars Fund
Class Name	Polar Capital Emerging Market ex-China Stars Fund
Trading Symbol	POLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital Emerging Market ex-China Stars Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market ex-China Stars Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 1,192,925
Holdings Count | Holding	46
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$1,192,925%
Total number of portfolio holdings	46%
Portfolio turnover rate	21%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
India	25.7%
Taiwan	20.5%
South Korea	12.8%
Brazil	12.2%
Mexico	6.0%
South Africa	4.4%
United Arab Emirates	3.3%
Vietnam	2.8%
Argentina	2.6%
Other	5.4%

C000250258 [Member]
Shareholder Report [Line Items]
Fund Name	Polar Capital International Small Company Fund
Class Name	Polar Capital International Small Company Fund
Trading Symbol	PCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the one day ended September 30, 2024 (Commencement of Operations).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
Additional Information Phone Number	800-806-1112 or 312-557-3164
Additional Information Website	polarcapitalfunds.com/us/individual/Our-Funds/Literature/
Expenses [Text Block]
What were the Fund costs for the one day ended September 30, 2024 (Commencement of Operations)?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Polar Capital International Small Company Fund	$0	0.00%
*
The Fund commenced operations on September 30, 2024. The report covers the one-day period from the commencement of operations to the end of the semi-annual reporting period on September 30, 2024. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0 [1]
Expense Ratio, Percent	0.00%
Net Assets	$ 9,966,770
Holdings Count | Holding	52
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$9,966,770%
Total number of portfolio holdings	52%
Portfolio turnover rate	0%

Holdings [Text Block]	Geographical Allocation as % of Net Assets
Sweden	15.1%
Japan	14.7%
United Kingdom	11.9%
Germany	9.0%
Australia	6.8%
Denmark	5.5%
Taiwan	4.2%
South Korea	4.0%
Canada	2.8%
Other	14.8%

[1]	The Fund commenced operations on September 30, 2024. The report covers the one-day period from the commencement of operations to the end of the semi-annual reporting period on September 30, 2024. Expenses for the full reporting period would be higher.